Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Event	Subsequent Event
Subsequent to year-end, in February 2021, the Company’s operations were impacted by extreme winter storm conditions experienced in Texas and parts of the central U.S. (the "Midwest Extreme Weather Event").
Despite the extreme weather conditions, the Regulated Services Group’s mid-west electric and gas systems performed well through the extreme conditions delivering new system peaks. In line with other Southwest Power Pool utilities, limited and short lived load shedding was required to meet broader system requirements. The Company incurred incremental commodity costs during a period of record pricing and elevated consumption. The incremental commodity costs incurred by the Company are expected to be substantially recovered from customers over a timeframe to be agreed with its regulators. However, the Company expects it will have sufficient liquidity to fund these costs in the interim.
The Midwest Extreme Weather Event caused ice and freezing conditions, which restricted electricity production at certain of the Renewable Energy Group’s Texas-based wind facilities. The Company operates two facilities in Texas: the Senate Wind Facility in north-east Texas and the Maverick Creek Wind Facility in central Texas. Starting in 2021, the Company also has a 51% interest in the Stella, Cranell and East Raymond Texas Coastal Wind Facilities.
The most significantly impacted facility was the Senate Wind Facility, which has a financial hedge in place that imposes an obligation to deliver energy. Due to icing, the facility was unable to produce the required energy to satisfy the quantities required to be delivered under the hedge, and was required to settle in the market at elevated pricing. The impacts to the Company's other Texas wind facilities were marginal. The Maverick Creek Wind Facility has two unit contingent power purchase agreements and as a result was not negatively subjected to the elevated market pricing. The Texas Coastal Wind Facilities experienced marginal impacts of the weather in aggregate.
The Company continues to assess the aggregate net impact of these unusual weather conditions on its business, operations, results and financial performance, with the ultimate impact being affected by a number of factors, including any government, regulatory or system operator action, and the outcomes of applicable disputes or proceedings.